Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and Practices Related to the Grant of Certain Equity Awards
From time to time, we award stock options to our employees, including the named executive officers. Historically, we have awarded new-hire
option grants on or soon after a new hire’s employment start date and periodic annual refresh employee option grants, which refresh grants are typically approved at a meeting of the Compensation Committee.
Non-employee
directors receive automatic initial and annual stock option grants, at the time of a director’s appointment or election to the board of directors and at the time of each annual meeting of our stockholders, respectively. For additional information on our non-employee
director compensation policy see below under the heading, “Director
Compensation - Non-Employee
Director Compensation Program.” We do not maintain any written policies regarding the timing of awards of stock options, stock appreciation rights, or similar instruments with option-like features. The Compensation Committee considers whether there is any material nonpublic information, or MNPI, about us when determining the timing and terms of stock option awards and generally does not time the grant of stock options in relation to our public disclosure of MNPI. We have not timed the release of MNPI for the purpose of affecting the value of executive compensation.
During 2024, we did not grant any stock options, stock appreciation rights or similar option-like instruments to any of our named executive officers during any period beginning four business days before and ending one business day after the filing or furnishing of a Form
10-Q,
Form
10-K
or Form
8-K
that discloses MNPI.

Award Timing Method	From time to time, we award stock options to our employees, including the named executive officers. Historically, we have awarded new-hire
option grants on or soon after a new hire’s employment start date and periodic annual refresh employee option grants, which refresh grants are typically approved at a meeting of the Compensation Committee.
Award Timing Predetermined	false
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	During 2024, we did not grant any stock options, stock appreciation rights or similar option-like instruments to any of our named executive officers during any period beginning four business days before and ending one business day after the filing or furnishing of a Form
10-Q,
Form
10-K
or Form
8-K
that discloses MNPI.
MNPI Disclosure Timed for Compensation Value	false